Long-term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt [Abstract]
Capitalized interest	$ 44,951	$ 57,761	$ 35,780
Interest expense, including costs related to senior notes	$ 148,763	$ 105,283	$ 35,827
Weighted average interest rate	4.90%	4.20%	4.50%